TRANSAMERICA PARTNERS FUNDS GROUP
TRANSAMERICA ASSET ALLOCATION FUNDS
and
TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP
TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS
Supplement dated April 13, 2010 to the Prospectuses dated
May 1, 2009, as previously supplemented
* * *
Transamerica Asset Allocation — Short Horizon
The following supplements, amends and replaces the information under the section entitled “Transamerica Asset Allocation Funds — Fund Performance”:
Highest and Lower Returns
(for calendar quarters covered by the bar chart)

		Quarter Ended
Highest	3.33%	June 30, 2003
Lowest	-4.76%	September 30, 2008
* * *
Transamerica Institutional Asset Allocation — Short Horizon
The following supplements, amends and replaces the information under the section entitled “Transamerica Asset Allocation Funds — Fund Performance”:
Highest and Lower Returns
(for calendar quarters covered by the bar chart)

		Quarter Ended
Highest	3.40%	June 30, 2003
Lowest	-4.81%	September 30, 2008
* * *
Investors should retain this Supplement for Future Reference.